Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Amounts expensed as incurred for employee defined contribution plan	¥ 85,184	¥ 90,470	¥ 114,662